Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits
Schedule of employee welfare benefits expenses	The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2021, 2022 and 2023:

	For the Year Ended December 31,
	2021	2022	2023
	RMB in thousands
Contributions to medical and pension schemes	695,310	934,876	814,296
Other employee benefits	65,990	99,303	92,797

Total	761,300	1,034,179	907,093